Lease - Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Assets
Operating lease right-of-use assets, net	$ 116,521	$ 178,865
Liabilities
Operating lease liabilities, current	114,177	95,130
Operating lease liabilities, non-current	10,158	90,965
Operating lease right-of-use assets	$ 124,335	$ 186,095